Disaggregated Revenue (Details) - Schedule of Revenue from Contracts with Customers - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Corporate Consultancy Income [Member]
Investment banking services
Contracts with customers	$ 237
Securities Brokerage Commission Income [Member]
Investment banking services
Contracts with customers	45	10
Securities Brokerage Handling Income [Member]
Investment banking services
Contracts with customers	30	6
Wealth Management Services Income [Member]
Investment banking services
Contracts with customers	75	16
Fund Subscription Fee – Related Parties [Member]
Investment banking services
Contracts with customers		22
Virtual Assets Trading Income [Member]
Investment banking services
Contracts with customers	3
Virtual Assets Subscription / Redemption Income [Member]
Investment banking services
Contracts with customers	12
Virtual Assets Services Income [Member]
Investment banking services
Contracts with customers	15
Referral Income [Member]
Investment banking services
Contracts with customers		550
Other Securities Brokerage Financing [Member]
Investment banking services
Contracts with customers	30	17
Investment Advisory Income [Member]
Investment banking services
Contracts with customers	318	1,559
Management Fee Income – Related Parties [Member]
Investment banking services
Contracts with customers	213	140
Performance Fee Income – Related Parties [Member]
Investment banking services
Contracts with customers	167	336
Asset Management Services Income [Member]
Investment banking services
Contracts with customers	380	476
Revenues Recognized at a Point In Time [Member]
Investment banking services
Contracts with customers	327	588
Revenues Recognized Over a Period of Time [Member]
Investment banking services
Contracts with customers	$ 728	$ 2,052